Short Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short Term Borrowings	$ 552,143	$ 589,814
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short Term Borrowings	548,605	575,899
Weighted average interest rate at year-end	0.06%	0.15%	0.17%
Maximum amount outstanding at month-end during the year	787,127	1,590,082	2,430,992
Average amount outstanding during the year	692,481	1,293,348	2,009,039
Weighted average interest rate during the year	0.08%	0.14%	0.16%
OtherBorrowings [Member]
Short-term Debt [Line Items]
Short Term Borrowings	3,538	13,915
Weighted average interest rate at year-end	2.59%	1.98%	2.74%
Maximum amount outstanding at month-end during the year	19,497	26,071	86,262
Average amount outstanding during the year	$ 7,815	$ 16,983	$ 46,245
Weighted average interest rate during the year	1.79%	1.36%	0.59%